SEGMENT REPORTING - Summary of Information By Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenues from external customers	$ 777,373	$ 707,462	$ 593,466
Gross profit	255,485	239,357	218,279
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	777,373	707,462	593,466
Costs of revenue	521,888	468,105	375,187
Gross profit	255,485	239,357	218,279
IA [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	506,300	439,918	337,052
Costs of revenue	353,380	294,642	227,107
Gross profit	152,920	145,276	109,945
Rail [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	189,167	183,785	188,171
Costs of revenue	92,775	98,150	90,386
Gross profit	96,392	85,635	97,785
M&E [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	81,906	83,759	68,243
Costs of revenue	75,733	75,313	57,694
Gross profit	6,173	8,446	10,549
Integrated solutions contracts revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	632,100
Integrated solutions contracts revenue [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	632,100	573,567	460,180
Integrated solutions contracts revenue [Member] | IA [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	438,863	380,516	291,106
Integrated solutions contracts revenue [Member] | Rail [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	111,331	109,342	100,877
Integrated solutions contracts revenue [Member] | M&E [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	81,906	83,709	68,197
Product [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	47,424
Costs of revenue	13,257	10,247	5,293
Product [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	47,424	38,486	28,667
Product [Member] | IA [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	41,987	31,559	22,772
Product [Member] | Rail [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	5,437	6,927	5,895
Product [Member] | M&E [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0	0
Maintenance [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	94,095
Maintenance [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	94,095	91,267	101,322
Maintenance [Member] | IA [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	24,045	26,725	21,402
Maintenance [Member] | Rail [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	70,050	64,492	79,874
Maintenance [Member] | M&E [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	50	46
Extended Warranty Service Revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	3,754
Extended Warranty Service Revenue [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	3,754	4,142	3,297
Extended Warranty Service Revenue [Member] | IA [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	1,405	1,118	1,772
Extended Warranty Service Revenue [Member] | Rail [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	2,349	3,024	1,525
Extended Warranty Service Revenue [Member] | M&E [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 0	$ 0	$ 0